Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	APTORUM GROUP LIMITED
Document Type	POS AM
Amendment Flag	true
Amendment Description	We filed (i) a registration statement with the Securities and Exchange Commission (the “SEC”) on Form F-1 (File No. number 333-248743) which was declared effective by the SEC on September 29, 2020 and (ii) a registration statement with the SEC on Form F−1/MEF (File No. 333-249140) which was filed on September 29, 2020 and became effective upon filing in accordance with Rule 462(b) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 429 under the Securities Act, the prospectuses contained in both previous registration statements were combined in the prospectus contained in Post-Effective Amendment No. 1 to Form F-1 filed on May 14, 2021 (collectively, the “Original Form F-1”).This Post-Effective Amendment is being filed by the Registrant (i) to incorporate by reference into the Original Form F-1 the Registrant’s Annual Report on Form 20-F for the year ended December 31, 2021 filed with the SEC on April 29, 2022 and (ii) to include certain other information in the Original Form F-1. This Post-Effective Amendment contains an updated prospectus relating to the offer and sale of the Registrant’s Class A Ordinary Shares issuable upon exercise of warrants.The Original Form F-1 registered an aggregate of 2,769,231 shares (the “Offering Shares”) of the Company’s Class A Ordinary Shares, $1.00 par value per share and warrants to purchase up to an aggregate of 2,769,231 Class A Ordinary Shares (the “Warrant Shares”), at a price of $3.25 per share in the related offering. We also issued warrants to the placement agent to purchase up to 147,538 Class A Ordinary Shares at an exercise price of $4.0625 per share. We are not registering any new or additional shares in this Post-Effective Amendment. As of the date of this Post-Effective Amendment all of the Offering Shares have been sold by the selling shareholders, as have 40,000 Warrant Shares; such shares are removed from this Post-Effective Amendment.All filing fees payable in connection with the registration of the securities registered by the Form F-1 were paid by the Registrant at the time of the initial filing of the Form F-1.
Entity Central Index Key	0001734005
Document Period End Date	Dec. 31, 2021
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	E9